Salaries and Benefits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Salaries	R$ 508,412	R$ 473,060
Benefits	36	1,737
Total	508,448	474,797
Current	R$ 508,448	R$ 474,797